As filed with the Securities and Exchange Commission on October 25, 2001 Registration Nos.
33-32704
811-05980

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [ ]
Post-Effective Amendment No. 19                          [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 20                                         [X]
                    (Check appropriate box or boxes)


               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
             (Address of Depositor's Principal Executive Offices)

                                (949) 219-3743
             (Depositor's Telephone Number, including Area Code)

                               Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                       Copies of all communications to:

          Diane N. Ledger                          Ruth Epstein, Esq.
   Pacific Life Insurance Company                       Dechert
           P.O. Box 9000                          1775 Eye Street, N.W.
Newport Beach, California 92658-9030          Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering ________________________________

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on _________ pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X] on December 29, 2001 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity individual flexible premium variable accumulation deferred annuity contracts.

Filing Fee: None

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FORM N-4
CROSS REFERENCE SHEET


PART A

Item No.                                  Prospectus Heading

1.  Cover Page                            Cover Page

2.  Definitions                           TERMS USED IN THIS PROSPECTUS

3.  Synopsis                              AN OVERVIEW OF PACIFIC SELECT VARIABLE
                                          ANNUITY

4.  Condensed Financial Information       FINANCIAL HIGHLIGHTS

5.  General Description of Registrant,    The Separate Account;
    Depositor and Portfolio Companies     Voting of Fund Shares


6.  Deductions and Expenses               CHARGES, FEES AND DEDUCTIONS

7.  General Description of Variable       AN OVERVIEW OF PACIFIC SELECT VARIABLE
    Annuity Contracts                     ANNUITY; The Contracts; More About the
                                          Contracts

8.  Annuity Period                        ANNUITY PERIOD

9.  Death Benefit                         The Death Benefit; Death of Owner

10. Purchases and Contract Values         Investments; Allocation of
                                          Investments; Accumulated Value;
                                          Determination of Accumulated Value

11. Redemptions                           Transfers of Accumulated Value;
                                          Full and Partial Withdrawals;
                                          Preauthorized Scheduled Withdrawals

12. Taxes                                 Federal Tax Status

13. Legal Proceedings                     Not Applicable

14. Table of Contents of the Statement    CONTENTS OF THE STATEMENT OF
    of Additional Information             ADDITIONAL INFORMATION

PART B

                                           Statement of Additional
Item No.                                   Information Heading

15. Cover Page                             Cover Page

16. Table of Contents                      TABLE OF CONTENTS

17. General Information and History        General Information and History

18. Services                               Safekeeping of Assets

19. Purchase of Securities Being Offered   Distribution of Contracts;
                                           Charges and Deductions


20. Underwriters                           Distribution of the Contract

21. Calculation of Performance Data        Performance Information

22. Annuity Payments                       Annuity Period

23. Financial Statements                   FINANCIAL STATEMENTS

PART C



Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                  Prospectus

(Included in Post-effective Amendment No. 18 to the Registrant's Registration Statement on Form N-4B, file No. 033-32704, Accession No. 0001017062-01-500102 filed on April 26, 2001, and incorporated by reference herein.)

                      Statement of Additional Information

(Included in Post-effective Amendment No. 18 to the Registrant's Registration Statement on Form N-4B, file No. 033-32704, Accession No. 0001017062-01-500102 filed on April 26, 2001, and incorporated by reference herein.)

       Supplement dated December 29, 2001 to Prospectus dated May 1, 2001 for the Pacific Select Variable Annuity, a variable annuity contract issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Putnam Investment Management, Inc. manages the
manager for the        Aggressive Equity Portfolio and the Equity Portfolio.
Aggressive Equity
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option will be changed to
option will change     the Large-Cap Core Variable Investment Option.
its name.
                       This will reflect a change in name of the underlying
                       Equity Income Portfolio managed by J.P. Morgan
                       Investment Management, Inc. Any reference to the Equity
                       Income Portfolio, Subaccount, or Variable Investment
                       Option throughout the Prospectus and/or Supplement will be revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options will be available and will be added to the list
will be available.     on page 1 of the Prospectus:

                                        Equity Income
                                        Research

                       References to the 31 Variable Investment Options throughout the Prospectus will be revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added to The Death Benefit section of
PACIFIC SELECT         the Prospectus:
VARIABLE ANNUITY is
amended.               Guaranteed Protection Advantage Rider

                       The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the "Term"). The Term begins on the effective date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. You can buy the Guaranteed Protection Advantage Rider on the Contract Date or on any Contract Anniversary. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

                      ---------------------------------------------------------
                       The following side note is added to The Death Benefit section of the Prospectus:

                       The optional Guaranteed Protection Advantage Rider is subject to availability. Ask your registered representative about its current status.

                      ---------------------------------------------------------
                       The Contract Expenses section of the Prospectus is amended by adding the following:

                       Guaranteed Protection Charge,
                       as a percentage of Contract Value         0.10%/5/

                       /5/ If you buy the Guaranteed Protection Advantage Rider
                           (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the date you purchase the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses-Other Expenses
PACIFIC SELECT         is replaced:
VARIABLE ANNUITY--
Pacific Select Fund    The table below shows the advisory fee and Fund
Annual Expenses is     expenses as an annual percentage of each Portfolio's
amended.               average daily net assets, based on the year 2000 unless
                       otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                    (formerly Equity Income)
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   -------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced to the annual rate of 1.40% of average daily net assets.
                       + The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
An OVERVIEW OF         The Examples section of the Prospectus is replaced with
PACIFIC SELECT         the following:
VARIABLE ANNUITY--
Examples is            The following table shows the expenses you would pay on
replaced.              each $1,000 you invested if, at the end of each period,
                       you: surrendered your Contract and withdrew the Contract Value; annuitized your Contract; or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $45,000;

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . the annual Maintenance Fee is deducted on a prorata
                         basis;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without any Rider reflects the expenses you would pay if you did not buy the optional Guaranteed Protection Advantage Rider. The Guaranteed Protection Advantage Rider is subject to availability. Ask your registered representative about its current status.

                       with Rider reflects the amount of expenses you would pay if you bought the optional Guaranteed Protection Advantage Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   -------------------------------------------------------------------------------------
                                                                                Contract not Surrendered
                                      Contract Surrendered Contract Annuitized  or Annuitized and
                                      at End of Time       at End of Time       Remains in Force at
                                      Period ($)           Period ($)           End of Time Period ($)
                   -------------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------
                   Blue Chip
                   without Rider      79   122  159   280  79   77   132   280  25    77    132    280
                   with Rider         80   125  164   292  80   80   137   292  26    80    137    292
                   -------------------------------------------------------------------------------------
                   Aggressive Growth
                   without Rider      80   124  161   285  80   79   134   285  26    79    134    285
                   with Rider         81   127  167   297  81   82   140   297  27    82    140    297
                   -------------------------------------------------------------------------------------
                   Emerging Markets
                   without Rider      82   130  172   307  82   85   145   307  28    85    145    307
                   with Rider         83   134  178   319  83   89   151   319  29    89    151    319
                   -------------------------------------------------------------------------------------
                   Diversified Research
                   without Rider      79   122  158   279  79   77   131   279  25    77    131    279
                   with Rider         80   125  164   291  80   80   137   291  26    80    137    291
                   -------------------------------------------------------------------------------------
                   Small-Cap Equity
                   without Rider      76   112  142   248  76   67   115   248  22    67    115    248
                   with Rider         77   116  148   260  77   71   121   260  23    71    121    260
                   -------------------------------------------------------------------------------------
                   International Large-Cap
                   without Rider      81   127  167   297  81   82   140   297  27    82    140    297
                   with Rider         82   130  172   309  82   85   145   309  28    85    145    309
                   -------------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without Rider      83   135  180   323  83   90   153   323  29    90    153    323
                   with Rider         84   138  185   332  84   93   158   332  30    93    158    332
                   -------------------------------------------------------------------------------------
                   Financial Services
                   without Rider      81   129  170   304  81   84   143   304  27    84    143    304
                   with Rider         82   132  176   315  82   87   149   315  28    87    149    315
                   -------------------------------------------------------------------------------------
                   Health Sciences
                   without Rider      81   128  169   300  81   83   142   300  27    83    142    300
                   with Rider         82   131  174   312  82   86   147   312  28    86    147    312
                   -------------------------------------------------------------------------------------
                   Technology
                   without Rider      81   127  167   297  81   82   140   297  27    82    140    297
                   with Rider         82   130  172   309  82   85   145   309  28    85    145    309
                   -------------------------------------------------------------------------------------

                   -------------------------------------------------------------------------------------
                                                                                Contract not Surrendered
                                      Contract Surrendered Contract Annuitized  or Annuitized and
                                      at End of Time       at End of Time       Remains in Force at
                                      Period ($)           Period ($)           End of Time Period ($)
                   -------------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------
                   Telecommunications
                   without Rider      81   127  167   297  81   82   140   297  27    82    140    297
                   with Rider         82   130  172   309  82   85   145   309  28    85    145    309
                   -------------------------------------------------------------------------------------
                   Multi-Strategy
                   without Rider      76   112  142   248  76   67   115   248  22    67    115    248
                   with Rider         77   116  148   260  77   71   121   260  23    71    121    260
                   -------------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                   without Rider      76   112  142   248  76   67   115   248  22    67    115    248
                   with Rider         77   116  148   260  77   71   121   260  23    71    121    260
                   -------------------------------------------------------------------------------------
                   Strategic Value
                   without Rider      80   124  162   287  80   79   135   287  26    79    135    287
                   with Rider         81   127  168   299  81   82   141   299  27    82    141    299
                   -------------------------------------------------------------------------------------
                   Growth LT
                   without Rider      77   115  148   258  77   70   121   258  23    70    121    258
                   with Rider         78   119  153   270  78   74   126   270  24    74    126    270
                   -------------------------------------------------------------------------------------
                   Focused 30
                   without Rider      80   124  161   285  80   79   134   285  26    79    134    285
                   with Rider         81   127  167   297  81   82   140   297  27    82    140    297
                   -------------------------------------------------------------------------------------
                   Mid-Cap Value
                   without Rider      78   118  153   268  78   73   126   268  24    73    126    268
                   with Rider         79   122  158   280  79   77   131   280  25    77    131    280
                   -------------------------------------------------------------------------------------
                   International Value
                   without Rider      79   121  156   275  79   76   129   275  25    76    129    275
                   with Rider         80   124  162   287  80   79   135   287  26    79    135    287
                   -------------------------------------------------------------------------------------
                   Capital Opportunities
                   without Rider      78   118  151   265  78   73   124   265  24    73    124    265
                   with Rider         79   121  157   277  79   76   130   277  25    76    130    277
                   -------------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without Rider      79   121  156   275  79   76   129   275  25    76    129    275
                   with Rider         80   124  162   287  80   79   135   287  26    79    135    287
                   -------------------------------------------------------------------------------------
                   Global Growth
                   without Rider      82   130  172   307  82   85   145   307  28    85    145    307
                   with Rider         83   134  178   319  83   89   151   319  29    89    151    319
                   -------------------------------------------------------------------------------------
                   Equity Index
                   without Rider      72   100  122   206  72   55    95   206  18    55     95    206
                   with Rider         73   103  128   218  73   58   101   218  19    58    101    218
                   -------------------------------------------------------------------------------------
                   Small-Cap Index
                   without Rider      75   110  138   239  75   65   111   239  21    65    111    239
                   with Rider         76   113  144   252  76   68   117   252  22    68    117    252
                   -------------------------------------------------------------------------------------
                   REIT
                   without Rider      80   126  166   294  80   81   139   294  26    81    139    294
                   with Rider         81   129  171   306  81   84   144   306  27    84    144    306
                   -------------------------------------------------------------------------------------
                   Managed Bond
                   without Rider      75   111  140   243  75   66   113   243  21    66    113    243
                   with Rider         76   114  146   256  76   69   119   256  22    69    119    256
                   -------------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                   without Rider      75   111  140   243  75   66   113   243  21    66    113    243
                   with Rider         76   114  146   256  76   69   119   256  22    69    119    256
                   -------------------------------------------------------------------------------------
                   Money Market
                   without Rider      73   103  127   215  73   58   100   215  19    58    100    215
                   with Rider         74   106  132   228  74   61   105   228  20    61    105    228
                   -------------------------------------------------------------------------------------
                   High Yield Bond
                   without Rider      75   111  140   242  75   66   113   242  21    66    113    242
                   with Rider         76   114  145   255  76   69   118   255  22    69    118    255
                   -------------------------------------------------------------------------------------
                   Equity Income
                   without Rider      79   121  157   278  79   76   130   278  25    76    130    278
                   with Rider         82   132  175   313  82   87   148   313  28    87    148    313
                   -------------------------------------------------------------------------------------
                   Research
                   without Rider      79   123  160   283  79   78   133   283  25    78    133    283
                   with Rider         83   133  177   317  83   88   150   317  29    88    150    317
                   -------------------------------------------------------------------------------------

                   -------------------------------------------------------------------------------------
                                                                                Contract not Surrendered
                                      Contract Surrendered Contract Annuitized  or Annuitized and
                                      at End of Time       at End of Time       Remains in Force at
                                      Period ($)           Period ($)           End of Time Period ($)
                   -------------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------
                   Equity
                   without Rider      76   112  142   248  76   67   115   248  22    67    115    248
                   with Rider         77   116  148   260  77   71   121   260  23    71    121    260
                   -------------------------------------------------------------------------------------
                   Aggressive Equity
                   without Rider      77   117  150   263  77   72   123   263  23    72    123    263
                   with Rider         78   120  156   275  78   75   129   275  24    75    129    275
                   -------------------------------------------------------------------------------------
                   Large-Cap Value
                   without Rider      78   119  153   269  78   74   126   269  24    74    126    269
                   with Rider         79   122  159   281  79   77   132   281  25    77    132    281
                   -------------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see THE CONTRACT, CHARGES AND DEDUCTIONS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER
Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.

Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.

                      ---------------------------------------------------------
PACIFIC LIFE, THE      The second sentence of the section THE INVESTMENT
SEPARATE ACCOUNT       ADVISER is revised to read:
AND THE INVESTMENT
ADVISER is amended.    We and the Fund have engaged other firms to serve as
                       Portfolio Managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
THE CONTRACT is        The INVESTMENTS section is amended by adding the
amended.               following:

                       Forms of Investment

                       Your initial and additional Investments may be sent by personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds. We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
                       The following is added to THE CONTRACT section of the Prospectus.

                       Purchasing the Guaranteed Protection Advantage Rider (Optional)

                       You may purchase the optional Guaranteed Protection Advantage Rider, (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

                       . the age of each Annuitant is 80 years or younger on the date of purchase;

                       . the date of the purchase is at least 10 years prior to your selected Annuity Date; and

                       . if you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

                       If you purchase the Guaranteed Protection Advantage Rider within 30 days after the Contract Date or a Contract Anniversary, the Rider will be effective on that Contract Date or Anniversary. If you purchase the Rider 30 days or more after the Contract Date or the Contract Anniversary, the Rider will be effective on the next Contract Anniversary. The date of purchase is the Effective Date of the Rider. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the "Term") beginning on the Effective Date of the Rider and, subject to certain limitations, each 10-year period thereafter.

                       On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the "Guaranteed Protection Amount"). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings to the Contract.

                       The Guaranteed Protection Amount is equal to (a) plus
                       (b) minus (c) as indicated below:

                       (a) is the Contract Value at the start of a Term;

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during a Term;

                       (c) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                   -----------------------------------------------------------------
                   Contract Year Since         Percentage of Purchase Payment
                   Beginning of Current Term   Added to Guaranteed Protection Amount
                   -----------------------------------------------------------------
                   1 through 4                               100%
                   5                                          90%
                   6                                          85%
                   7                                          80%
                   8 through 10                               75%
                   -----------------------------------------------------------------

                       For purposes of determining the Contract Value at the start of the initial Term, if the Rider is purchased on the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Rider is purchased on a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. For any subsequent Term, the Contract Value is equal to the Contract Value on the last day of the then prior Term.

                       If, on the last day of a Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

                       No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

                       On or before the end of the Term, you can elect to either terminate the Rider, or renew the Rider for another Term provided:

                       . all Annuitant(s) are 80 years or younger at the start of each renewed Term; and

                       . the new Term does not extend beyond your selected Annuity Date.

                       We will contact you at least 30 days before the end of each Term. If we do not receive an election from you prior to the end of each Term, we will automatically renew the Rider for another Term, subject to the restrictions set forth above. If you elect to terminate the Rider, the termination will be effective the day immediately following the end of the Term.

                       The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

                       . the end of a Term, unless the Rider renews for another Term; or

                       . the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider; or

                       . the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider; or

                       . the date a full withdrawal of the amount available for withdrawal is made under the Contract; or

                       . the date of first death of an Owner or the date of death of the last surviving Annuitant; or

                       . the date the Contract is terminated in accordance with the provisions of the Contract; or

                       .  the Annuity Date.

                       If the Owner dies during a Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may renew the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

                      ---------------------------------------------------------
                       The following is added to THE CONTRACT section of the Prospectus.

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
                       The CHARGES AND DEDUCTIONS section is amended by adding
                       the following:
CHARGES AND
DEDUCTIONS is          Annual Guaranteed Protection Charge (Optional Rider)
amended.
                       If you purchase the Guaranteed Protection Advantage
                       Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract
                       Anniversary that the Rider remains in effect following the date you purchase the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to
                       0.10% multiplied by your Contract Value on the date the Charge is deducted.

                       Any portion of the Guaranteed Protection Charge we deduct from the Fixed Options will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

THE FIXED ACCOUNT--   ---------------------------------------------------------
is amended.            The section TRANSFERS AND WITHDRAWALS is amended to
                       include the following:

                       We currently waive the restrictions that limits transfers from the Fixed Option to one transfer within the 30 days after the end of each Contract Anniversary. We also currently waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. during the period May 1, 2001, through December 31, 2001, you may not make more than 15 transfers among Investment Options; and beginning January 1, 2002, transfers are limited to 25 for each calendar year. We reserve the right to discontinue this waiver program at any time.

                       Transfers from the Fixed Option under the DCA program are also currently subject to a minimum duration of six months.

Form No. PSSUP102

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:

                    Part B:

                    (1)  Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 2000 which are incorporated by reference from the 2000 Annual Report include the following for Pacific Select Variable Annuity Separate Account:

                         Statements of Assets and Liabilities
                         Statements of Operations
                         Statements of Changes in Net Assets
                         Notes to Financial Statements

                    (2)  Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 2000 and 1999 and for the three year period ended December 31, 2000, included in Part B include the following for Pacific Life:

                         Independent Auditor's Report
                         Consolidated Statements of Financial Condition Consolidated Statements of Operations
                         Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                         Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.  (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Accounts and Memorandum establishing Pacific Select Variable Annuity Separate Account./1/

                        (b) Memorandum dated October 1, 1993 authorizing establishment of Growth LT Variable Account./1/

                        (c) Memorandum dated September 16, 1994 authorizing
                            establishment of Equity and Bond and Income Variable Accounts/1/

                        (d) Memorandum Establishing Two New Variable Accounts -
                            Aggressive Equity and Emerging Markets
                            Portfolios/1/

                        (e) Resolution of the Board of Directors of Pacific Life
                            Insurance Company authorizing conformity to the terms of the current Bylaws/3/

                    2.      Not applicable

                    3.  (a) Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors Inc. (PSD)/1/

                        (b) Form of Selling Agreement between Pacific Mutual
                            Life, PSD and Various Broker-Dealers/1/

                    4.  (a) Form of Individual Flexible Premium Variable
                            Accumulation Deferred Annuity Contract, Form 90-53
                            /1/

                        (b) Guaranteed Death Benefit Rider/1/

                        (c) Individual Retirement Annuity Rider/1/

                        (d) Pension Plan Rider/1/

                        (e) Required Distributions for Compliance with Section
                            72(S) Rider/1/

                        (f) Endorsement (Preauthorized Withdrawal Feature)/1/

                        (g) Endorsement (Distribution of In-Kind Securities)/1/

                        (h) Free Look Sticker ST-43/1/

                        (i) Minimum Guaranteed Death Benefit and Terminal
                            Illness Waiver Endorsement E-93-9053/1/

                        (j) Changes to Contract Endorsement E1-95-9053/1/

                        (k) Required Distributions for Compliance with Section
                            72(S) of the Internal Revenue Code of 1986, amended (the Code) Rider R72S-9553/1/

                        (l) 403(b) Tax Sheltered Annuity Rider R-403B-9553/1/

                        (m) Section 457 Plan Rider R-95-457/1/

                        (n) Qualified Plan Loan Endorsement/1/

                        (o) 403(b) Tax Sheltered Annuity Rider/2/

                        (p) Individual Retirement Annuity Rider
                            (Form No. 20-13900)/7/

                        (q) Roth Individual Retirement Annuity Rider
                            (Form No. R-R IRA 198)/4/

                        (r) Simple Individual Retirement Annuity Rider
                            (Form No. 20-13400)/7/

                        (s) Form of Guaranteed Protection Advantage Rider
                            (Form No. 20-16200)

                    5.  (a) Application Form for Individual Flexible Premium
                            Variable/3/

                         Deferred Annuity Contract, Form AP9230-1/1/

                         (b) Form of Guaranteed Protection Advantage Rider Request (Form No. 55-16600)

                   6.    (a)  Articles of Incorporation of Pacific Life/3/

                         (b)  By-laws of Pacific Life/3/

                   7.    Not applicable

                   8.    (a)  Fund Participation Agreement/8/

                         (b) Addendum to the Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios) /8/

                         (c) Addendum to the Fund Participation Agreement (to add nine new Portfolios)/8/

                         (d) Form of Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios)

                   9. Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered/1/

                  10.    (a)  Independent Auditors' Consent/8/

                         (b)  Consent of Dechert Price & Rhoads/1/

                  11.    Not applicable

                  12.    Not applicable

                  13.    Performance Calculations/8/

                  14.    Not applicable

                  15.    Powers of Attorney/5/

                  16.    Not applicable


/1/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-97-000782 filed on April 29, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-99-000770 filed on April 30, 1999 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-00-000580 filed on February 29, 2000 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-00-000956 filed on April 21, 2000 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-00-002451 filed on December 7, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-01-500102 filed on April 26, 2001 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life
          --------------------------------------

                            Positions and Offices
Name and Address            with Pacific Life
----------------            ---------------------

Thomas C. Sutton            Director, Chairman of the Board, and
                            Chief Executive Officer

Glenn S. Schafer            Director and President

Khanh T. Tran               Director, Executive Vice President and Chief
                            Financial Officer

David R. Carmichael         Director, Senior Vice President and General
                            Counsel

Audrey L. Milfs             Director, Vice President and Corporate
                            Secretary

Edward R. Byrd              Vice President and Controller

Brian D. Klemens            Vice President and Treasurer

Gerald W. Robinson          Executive Vice President

___________________________________

The address for each of the persons listed above is as follows:

          700 Newport Center Drive
          Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Variable Annuity Separate Account

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                   PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                     LEGAL STRUCTURE


          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC owns PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation) and has a non-managing membership interest in Allianz-PacLife Partners LLC ( a Delaware Limited Liability Company), Pacific Financial Products, Inc. and Allianz-PacLife Partners LLC own the Class E units of PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc. along with its subsidiary Associated Securities Corporation; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.


Item 27.  Number of Contractholders
          -------------------------

          Approximately 27,227        Qualified
                        35,526        Non Qualified

Item 28. Indemnification
         ---------------

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters
         ----------------------

     (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Life and Annuity Select Exec Separate Account, Pacific Life and Annuity Separate Account A, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

     (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

         (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records
         --------------------------------

             The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services
          -------------------

          Not applicable

Item 32.  Undertakings
          ------------

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations
--------------------------

          (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
              Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

          (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

          (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 25th day of October, 2001.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                BY:  PACIFIC LIFE INSURANCE COMPANY

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

                BY:  PACIFIC LIFE INSURANCE COMPANY
                             (Depositor)

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                           Title                        Date

____________________    Director, Chairman of the Board    October 25, 2001
Thomas C. Sutton*       and Chief Executive Officer

____________________    Director and President             October 25, 2001
Glenn S. Schafer*

____________________    Director, Executive Vice           October 25, 2001
Khanh T. Tran*          President and Chief Financial
                        Officer

____________________    Director, Senior Vice              October 25, 2001
David R. Carmichael*    President and General Counsel

____________________    Director, Vice President and       October 25, 2001
Audrey L. Milfs*        Corporate Secretary

____________________    Vice President and Controller      October 25, 2001
Edward R. Byrd*

____________________    Vice President and Treasurer       October 25, 2001
Brian D. Klemens*

____________________    Executive Vice President           October 25, 2001
Gerald W. Robinson*


*BY:  /s/ SHARON A. CHEEVER                                October 25, 2001
      ________________________
      Sharon A. Cheever
      as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 13 of the Registration Statement filed on February 29, 2000 on Form N-4, Accession No. 0001017062-00-000580, as Exhibit 15.)

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